QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2013
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 • QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2012	October 31, 2012	January 31, 2013	April 30, 2013
Revenues	$60,975	$63,901	$65,221	$66,272
Net income attributable to Investors Real Estate Trust	$1,679	$8,512	$5,324	$10,015
Net income available to common shareholders	$1,086	$5,634	$2,445	$7,136
Net income per common share - basic & diluted	$.01	$.06	$.03	$.07

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2011	October 31, 2011	January 31, 2012	April 30, 2012
Revenues	$58,127	$59,166	$59,516	$59,158
Net income attributable to Investors Real Estate Trust	$1,421	$1,285	$2,127	$3,379
Net income (loss) available to common shareholders	$828	$692	$1,534	$2,786
Net income (loss) per common share - basic & diluted	$.01	$.01	$.02	$.03
The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.